EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EXPLORATION AND EVALUATION ASSETS [Text Block]
8.	EXPLORATION AND EVALUATION ASSETS

	Santa Rosa Property	El Horcon Property	Coricancha	Total
Balance, January 1, 2016	$1,130	$1,286	$1,742	$4,158
Impairment (note 8(a))	–	–	(1,679)	(1,679)
Foreign exchange	(142)	(162)	(63)	(367)
Balance, December 31, 2016	$988	$1,124	$–	$2,112
Acquisition costs (note 8(b))	–	–	13,623	13,623
Costs incurred subsequent to acquisition	–	–	31	31
Change in reclamation and remediation provision	–	–	(133)	(133)
Balance, December 31, 2017	$988	$1,124	$13,521	$15,633

(a)	Coricancha option agreement

In May 2015, the Company entered into an option agreement with wholly-owned subsidiaries of Nyrstar N.V. (“Nyrstar”) whereby the Company could acquire a 100% interest in the Nyrstar subsidiary which held the Coricancha Mine Complex. Coricancha is a gold-silver-copper-lead-zinc mine, located approximately 90 kilometres east of Lima, Peru. The mine, its processing facility, and supporting infrastructure, have been under care and maintenance since August 2013. Under the terms of the option agreement, the Company made an initial option payment of $1,500.

In May 2016, the Company terminated this option agreement and recorded an impairment charge of $1,679 against the carrying value of Coricancha. However, the Company continued its evaluation of the project and, on June 30, 2017, the Company acquired Coricancha (note 8(b)).

(b)	Acquisition of Coricancha Mine Complex

On June 30, 2017, the Company acquired 100% of the outstanding common shares (the "Acquisition") of the Nyrstar subsidiary which owned Coricancha. Under the terms of the share purchase agreement, the purchase price comprised (i) $100 payable upon closing, and (ii) earn-out consideration of up to $10,000. Under the earn-out, Nyrstar may receive 15% of the free cash flow generated by Coricancha during the five-year period after which the mine is cumulative free cash flow positive from June 30, 2017. The Company attributed a fair value of nil to the contingent consideration, as it is not considered to be reliably determinable.

Pursuant to the Acquisition, Nyrstar agreed to:

(i)	Maintain a remediation bond (in the amount of $9,737) for Coricancha until at least June 30, 2020. Should the Company make a decision to permanently close Coricancha prior to June 30, 2020, the bond will be used to pay for remediation costs and obligations. If the Company has not made a decision to permanently close Coricancha by June 30, 2020, the Company will assume the obligation to maintain the required bond, and shall release Nyrstar from these obligations;

(ii)	Pay for the cost of movement and reclamation of certain legacy tailings facilities (the “Legacy Tailings”) should the regulatory authorities require these to be moved, up to a maximum of $20,000 ; and,

(iii)	Satisfy on a timely basis all fines or sanctions that arise before or after closing resulting from activities or ownership of Coricancha for the period prior to June 30, 2017, up to a maximum of $4,000.

The Company recognized a reclamation and remediation provision of $23,767, including $9,502 related to the Legacy Tailings. At the Acquisition date, the Company estimated that approximately $4,757 of the cost associated with the Legacy Tailings would be incurred within twelve months and presented this amount as a current liability. At the Acquisition Date, the present value of the reclamation and remediation obligations was based on the following estimates (estimated total cash flows - $34,659 ; expected settlement - years 2017 to 2047; weighted average risk-free rate - 5.36%)

At the Acquisition date, the Company recorded reimbursement rights totaling $11,168, in respect of:

•	the reclamation of the Legacy Tailings in the amount of $9,502, as Nyrstar has indemnified the Company for the cost associated with this reclamation work of up to $20,000, see (ii) above,

•	provisions recognized by Coricancha in regard to fines and sanction in the amount of $1,666, as Nyrstar has indemnified the Company for the cost associated with fees and sanctions of up to $4,000, see (iii) above.

The Acquisition was accounted for as an asset purchase, as it did not meet the definition of a business under IFRS 3 «Business Combinations».

As of the date of the Acquisition, the Company incurred consideration and recognized its interest in exploration and evaluation assets and net working capital of Coricancha as follows:

Consideration:
Cash consideration payable	$100
Professional and other fees incurred	76
Consideration	$176

Net assets purchased:
Cash	$105
Trade and other receivables	24
Other current assets	10
Inventories (note 6(b))	1,622
Reimbursement rights	11,168
Exploration and evaluation assets	13,623
Trade and other accounts payables	(2,609)
Reclamation and remediation provision – current	(4,757)
Reclamation and remediation provision – non-current	(19,010)
Net assets purchased:	$176

Under the terms of the Acquisition, the Company was required to fund an environmental bond related to the Coricancha remediation plan in the amount of $1,234. This guarantee was funded by the Company during the fourth quarter of 2017 and is presented as restricted cash on the Statement of Financial Position.

Restricted cash	December 31, 2017	December 31, 2016
Funding of a reclamation bond in respect of Coricancha	$1,234	$–